Prepayments	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
PREPAYMENTS	11. PREPAYMENTS Prepayments consist of the following:
	December 31, 2022	December 31, 2021
Prepayments	26,648	70,910
	$26,648	$70,910